Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments
29.	Commitments

At balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment.

In February 2019, and as amended in September 2020, the Company entered into a global collaboration and license agreement with Halozyme Therapeutics, Inc. Under the terms of the agreement, the Company will pay up to $124.0 million to achievement of specific regulatory and sales-based milestones related to VYVGART SC. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales. Further, the Company will pay $12.5 million per target for future target nominations and potential future payments of up to $160.0 million per selected target subject to achievement of specified development, regulatory and sales-based milestones and up to $40.0 million subject to the achievement of additional, specified sales-based milestones. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales.

The Company’s manufacturing commitments with Lonza, its drug substance manufacturing contractor, relate to the ongoing execution of the biologic license application (BLA) services for efgartigimod and its manufacturing activities related to the potential future commercialisation. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. In the aggregate, the Company has outstanding commitments for efgartigimod under the commercial supply agreements of $361.8 million.

During 2022, Company signed an agreement with Fujifilm, for activities relating to the large-scale manufacturing of efgartigimod drug substance. In the aggregate, the Company has outstanding commitments for efgartigimod under the commercial supply agreement of $13.3 million.

As of December 31, 2023, the Company had a line of credit totalling to $7.2 million (€6.5 million) with the banks.